Debt - Schedule of Revolving Credit Facilities (Details) - Revolving Credit Facility € in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 EUR (€)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 EUR (€)
Revolving Credit Facility A
Debt Instrument [Line Items]
Maximum amount | $	$ 820		$ 650		$ 820
Revolving Credit Facility B
Debt Instrument [Line Items]
Maximum amount | €		€ 1,000		€ 800		€ 1,000